NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS

1 - NATURE OF BUSINESS

Enumeral Biomedical Corp. ("Enumeral" or "the Company") was founded in 2009 in the state of Delaware as Enumeral Technologies, Inc. The name was later changed to Enumeral Biomedical Corporation. Enumeral is discovering and developing novel antibody therapeutics that help the immune system attack diseased cells ("immunomodulators"). The Company believes it has a unique ability to extensively interrogate cells of the human immune system for drug candidate validation, and that this ability could give the Company a distinct advantage in selecting potential best-in-class candidates. The Company is building a pipeline of drug candidates for the treatment of cancer, infectious, and inflammatory diseases and leveraging the breadth of the Company's technology in order to drive near-term cash flows from out-licensing of the Company's drug candidates and through strategic collaboration partnerships. The Company's near-term goals include performance of preclinical testing on drug candidates resulting from internal programs to generate data to support the Company's ability to obtain revenue from co-development partners. The Company has focused its research efforts on using its proprietary drug discovery platform utilizing, in part, technology licensed by Enumeral from M.I.T., Harvard University and other institutions to identify and elucidate antibodies and antigens that are responsible for diseases that affect millions of individuals and are underserved by current therapeutic alternatives. These diseases have included cancer, infectious, and inflammatory diseases. The Company believes that the breadth of the drug discovery platform offers the potential to grow through revenue-generating collaborative research and development partnerships.

1 - NATURE OF BUSINESS

Enumeral Biomedical Corp. ("Enumeral" or "the Company") was founded in 2009 in the state of Delaware as Enumeral Technologies, Inc. The name was later changed to Enumeral Biomedical Corp.. Enumeral is discovering and developing novel antibody therapeutics that help the immune system attack diseased cells ("immunomodulators"). The Company believes it has a unique ability to extensively interrogate cells of the human immune system for drug candidate validation, and that this ability could give the Company a distinct advantage in selecting potential best-in-class candidates. The Company is building a pipeline of drug candidates for the treatment of cancer, infectious, and inflammatory diseases and leveraging the breadth of the Company's technology in order to drive near-term cash flows from out-licensing of the Company's drug candidates and through strategic collaboration partnerships. The Company's near-term goals include performance of preclinical testing on drug candidates resulting from internal programs to generate data to support the Company's ability to obtain revenue from co-development partners. The Company has focused its research efforts on using its proprietary drug discovery platform utilizing, in part, technology licensed by Enumeral from M.I.T., Harvard University and other institutions to identify and elucidate antibodies and antigens that are responsible for diseases that affect millions of individuals and are underserved by current therapeutic alternatives. These diseases have included cancer, infectious, and inflammatory diseases. The Company believes that the breadth of the drug discovery platform offers the potential to grow through revenue-generating collaborative research and development partnerships.